Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
6,756	Vanguard Russell 1000 Growth ETF	$ 1,505,912	1.0

	Total Exchange-Traded Funds
	(Cost $1,185,558)	1,505,912	1.0

MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
959,845	Voya Emerging Markets Index Portfolio - Class P2	11,326,172	7.5
3,861,963	Voya International Index Portfolio - Class P2	37,345,178	24.6
676,415	Voya Russell Mid Cap Index Portfolio - Class P2	7,562,320	5.0
782,502	Voya U.S. Bond Index Portfolio - Class P2	8,865,743	5.8
4,855,240	Voya U.S. Stock Index Portfolio - Class P2	83,704,331	55.2

	Total Mutual Funds
	(Cost $142,291,658)	148,803,744	98.1

	Total Investments in Securities (Cost $143,477,216)	$ 150,309,656	99.1
	Assets in Excess of Other Liabilities	1,361,113	0.9
	Net Assets	$ 151,670,769	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,505,912	$–	$–	$1,505,912
Mutual Funds	148,803,744	–	–	148,803,744
Total Investments, at fair value	$150,309,656	$–	$–	$150,309,656
Other Financial Instruments+
Futures	61,101	–	–	61,101
Total Assets	$150,370,757	$–	$–	$150,370,757
Liabilities Table
Other Financial Instruments+
Futures	$(144,326)	$–	$–	$(144,326)
Total Liabilities	$(144,326)	$–	$–	$(144,326)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Security	Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
92913T265	Voya Emerging Markets Index Portfolio - Class P2	$8,413,928	$4,126,992	$(1,161,542)	$(53,206)	$11,326,172	$333,481	$(22,646)	$-
92913T257	Voya International Index Portfolio - Class P2	27,240,738	16,120,332	(4,631,285)	(1,384,607)	37,345,178	883,728	(304,613)	-
92913T224	Voya Russell Mid Cap Index Portfolio - Class P2	5,433,682	4,316,440	(1,891,476)	(296,326)	7,562,320	93,081	(533,317)	855,470
92913T240	Voya Russell Small Cap Index Portfolio - Class P2	3,344,918	1,006,880	(4,328,686)	(23,112)	-	(0)	(703,995)	-
92913T232	Voya U.S. Bond Index Portfolio - Class P2	2,739,633	7,473,136	(1,395,451)	48,425	8,865,743	123,450	46,511	41,261
92914G312	Voya U.S. Stock Index Portfolio - Class P2	55,631,501	33,391,917	(7,389,193)	2,070,106	83,704,331	197,065	4,852	2,892,046
		$102,804,400	$66,435,697	$(20,797,633)	$361,280	$148,803,744	$1,630,805	$(1,513,208)	$3,788,777

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	100	12/18/20	$7,522,000	$(132,932)
S&P 500® E-Mini	4	12/18/20	670,400	(4,058)
			$8,192,400	$(136,990)
Short Contracts:
Mini MSCI EAFE Index	(16)	12/18/20	(1,482,560)	45,601
Mini MSCI Emerging Markets Index	(14)	12/18/20	(761,950)	15,500
U.S. Treasury 10-Year Note	(42)	12/21/20	(5,860,312)	(7,336)
			$(8,104,822)	$53,765

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $143,998,580.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,266,779
Gross Unrealized Depreciation	(1,038,928)

Net Unrealized Appreciation	$6,227,851